Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Summary of financial assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2021
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,412,379,263	3,514,221,498	—	5,926,600,761
Long-term investments with readily determinable fair values	62,425,472	—	—	62,425,472
Derivative instruments	—	17,375,517	—	17,375,517
Liabilities:
Guarantee liabilities	—	—	885,303	885,303
Convertible senior notes	—	611,000,109	—	611,000,109

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,118,365,856	3,259,939,579	—	5,378,305,435
Long-term investments with readily determinable fair values	25,833,155	—	—	25,833,155
Liabilities:
Derivative instruments	—	163,128,402	—	163,128,402

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	307,134,179	472,646,810	—	779,780,989
Long-term investments with readily determinable fair values	3,745,455	—	—	3,745,455
Liabilities:
Derivative instruments	—	23,651,395	—	23,651,395

Summary of significant unobservable inputs

		Range of Inputs
		Weighted - Average
		As of December 31,
Financial Liabilities	Unobservable Input	2021	2022
Guarantee liabilities	Discount rates	6.04%	Not applicable
	Expected delinquency rates	18.77% - 19.70%	Not applicable